Securities - Additional Information (Detail) - CAD ($) $ in Millions	3 Months Ended			9 Months Ended
	Jul. 31, 2021	Apr. 30, 2021	Jul. 31, 2020	Jul. 31, 2021	Jul. 31, 2020
Disclosure of financial assets [line items]
Fair value of equity securities designated at FVOCI that were disposed	$ 17	$ 0	$ 0	$ 24	$ 0
Net realized cumulative after-tax gains reclassifed from AOCI to retained earnings	14	1	0	18	31
Dividend income recognized on equity securities	1	1	1	3	6
Dividend income recognized on equity securities designated at FVOCI that were disposed	$ 0	$ 0	$ 0	$ 0	$ 0